Fair Value Measures (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022
Fair Value Measures[ Line Items]
Contingent consideration liability		$ 170	$ 200
Second earn contingent consideration	$ 500	484
Consideration amount due		121
Total contingent consideration		5,600
Contingent consideration	100
Business Combination [Member]
Fair Value Measures[ Line Items]
Contingent consideration liability		602	$ 600
Second earn contingent consideration	$ 1,000	$ 1,000